Segment Operating Results - (Footnotes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Other Revenue, net	$ 147	$ (5,716)	$ (4,252)
Special Charges	8,100	41,144	4,893
Acquisition and Transition Costs	99	4,890	5,828
Total Other Expenses	101,172	148,071	25,437
Investment Banking [Member]
Segment Reporting Information [Line Items]
Other Revenue, net	(239)	(2,945)	(1,722)
Interest expense on Notes Payable, Subordinated Borrowing and Line of Credit	9,578	6,041	4,470
Amortization of LP Units / Interests and Certain Other Awards	80,846	83,673	3,399
Other Acquisition Related Compensation Charges	0	1,537	7,939
Special Charges	0	2,151	4,893
Professional Fees	0	0	1,672
Acquisition and Transition Costs	(692)	4,879	4,712
Fair Value of Contingent Consideration	1,107	2,704	0
Intangible Asset and Other Amortization	10,911	13,795	2,494
Total Other Expenses	92,172	108,739	25,109
Investment Management [Member]
Segment Reporting Information [Line Items]
Other Revenue, net	386	(2,771)	(2,530)
Interest expense on Notes Payable, Subordinated Borrowing and Line of Credit	670	3,576	3,770
Special Charges	8,100	38,993	0
Acquisition and Transition Costs	791	11	0
Intangible Asset and Other Amortization	109	328	328
Total Other Expenses	$ 9,000	$ 39,332	$ 328